SUBSEQUENT EVENTS (Tables)	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Schedule of Stock Options Outstanding

A summary of stock options outstanding as of June 30, 2023, all of which expire in 2033, including the relevant exercise price is presented below:

Exercise	Expiration
Price	2033	Total

$1.2056	17,784,723	17,784,723
	17,784,723	17,784,723